Expense Example	Oct. 24, 2025 USD ($)
C 000258300 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,696
Expense Example, with Redemption, 10 Years	3,745
C 000258297 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258301 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,216
C 000258299 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	5,535
Expense Example, with Redemption, 5 Years	8,590
Expense Example, with Redemption, 10 Years	11,625
C 000258302 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,775
C 000258304 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258305 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,701
C 000258306 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258296 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258303 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258307 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000258298 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,775
Expense Example, with Redemption, 10 Years	$ 3,909